Income Taxes (Total Income Tax Expense Recognized) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Provision for income taxes		¥ 90,747	¥ 105,837	¥ 68,691
Income tax expense (benefit) allocated to other comprehensive income (loss):
Net change of unrealized gains (losses) on investment in securities		(6,212)	(7,016)	4,013
Net change of debt valuation adjustments		(349)	340	90
Net change of defined benefit pension plans		2,615	448	(2,864)
Net change of foreign currency translation adjustments		(13,958)	10,276	729
Net change of unrealized gains (losses) on derivative instruments		1,883	(2,163)	(1,258)
Adjustments to retained earnings for changes in accounting principles	[1]	(17,113)	0	(967)
Other direct adjustments to shareholders' equity		1,521	0	0
Total income tax expense		¥ 59,134	¥ 107,722	¥ 68,434

[1]	The amount for fiscal 2019 reflects the tax effect of the adoption of Accounting Standards Update 2014-09 (“Revenue from Contracts with Customers”—ASC 606 (“Revenue from Contracts with Customers”)),